Note 10 - Commitments and Contingencies (Details) (USD $)	0 Months Ended			1 Months Ended		12 Months Ended		208 Months Ended	211 Months Ended		0 Months Ended								12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended		0 Months Ended
	Jun. 11, 2013	Jan. 02, 2013	Nov. 03, 2005	Sep. 20, 2012	Oct. 21, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Aug. 27, 2013	May 07, 2014 Cash Disbursement [Member] MIG and SPD [Member]	May 07, 2014 Annuity Payments [Member] MIG and SPD [Member]	May 07, 2014 First Two Payments [Member] MIG and SPD [Member]	May 07, 2014 First Two Payments [Member] Annuity Payments [Member]	May 07, 2014 Third Payment [Member] MIG and SPD [Member]	May 07, 2014 Third Payment [Member] Annuity Payments [Member]	May 07, 2014 Final Nine Payments [Member] MIG and SPD [Member]	May 07, 2014 Final Nine Payments [Member] Annuity Payments [Member]	Dec. 31, 2013 Restricted Stock [Member] Former President and Director [Member]	Apr. 26, 2013 Advisory Fee Requirement [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Nov. 30, 2012 Mold Production Payments [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Jan. 02, 2013 Mold Production Payments [Member]	Dec. 31, 2011 Mold Production Payments [Member]	Jan. 30, 2012 JMJ Financial Inc [Member]	Jan. 09, 2012 JMJ Financial Inc [Member]	Sep. 30, 2005 Maxxon Inc [Member]	Sep. 30, 2005 Globe Med Tech Inc. [Member]	Mar. 15, 2012 JMJ Financial Inc [Member]	Apr. 26, 2013 TCA Debentures [Member]	May 07, 2014 MIG and SPD [Member]	May 06, 2013 Cash Disbursement [Member]	May 06, 2013 Annuity Payments [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Purchase Obligation	$ 1,500,000
Purchase Price of Stock Percent	22.50%
Payments for Fees	10,000
Stock Issued During Period, Shares, New Issues (in Shares)	250,000					100,000
Intangible Asset, Patent, Ownership Percentage																												50.00%	50.00%
Joint Venture, Ownership Percentage			50.00%
Stock Issued During Period, Value, New Issues			625,066				516,111
Litigation Settlement, Amount					311,440						125,000	320,000		26,667		40,000		25,185															125,000	320,000
Litigation Settlement Shares (in Shares)					266,666
Shares Cancelled (in Shares)										266,666
Gain Contingency, Unrecorded Amount		770,000
Proceeds from Legal Settlements		1,000,000
Property, Plant and Equipment, Gross						446,382	446,382	446,382	446,382												50,000		50,000	10,000	760,000
Asset Impairment Charges							878,276	4,570,007	4,570,007												50,000	710,000	710,000
Litigation Settlement Interest Received Percent																																3.00%
Litigation Settlement Schedule Proceeds													26,667		40,000		25,185
Loss Contingency Damages Sought Shares (in Shares)																			3,000,000
Requested Shares Of Common Stock Conversion (in Shares)																										1,226,049	1,000,000			2,226,049
Loss Contingency, Damages Sought, Value				1,000,000
Securities Purchase Agreement Amount To Be Purchased																															2,000,000
Convertible Notes Payable																															250,000
Other Commitment																				$ 100,000
Litigation Settlement Interest, Rate																																		3.00%